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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07562

Morgan Stanley New York Quality Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
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MORGAN STANLEY NEW YORK QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS January 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                             COUPON   MATURITY
THOUSANDS                                                                              RATE      DATE       VALUE
---------                                                                              ----      ----       -----
           NEW YORK TAX-EXEMPT MUNICIPAL BONDS (132.6%)
           General Obligation  (4.0%)

  1,500    New York, NY Ser G                                                            5.00% 12/01/23  $ 1,588,950
  1,000    Puerto Rico, Public Improvement Refg Ser 1999                                 5.25  07/01/16    1,125,850
  -----                                                                                                  -----------
  2,500                                                                                                    2,714,800
  -----                                                                                                  -----------

           Educational Facilities Revenue  (8.0%)

  1,000    Montgomery County  Individual Development Agency, Hamilton                    5.00  07/01/34    1,042,290
             Fulton Montgomery Board of Cooperative Educational Services Ser
             2004 A (XLCA)
           New York State Dormitory Authority,
  1,000      Fordham University Ser 2002 (FGIC)                                          5.00  07/01/21    1,081,930
  1,000      Fordham University Ser 2002 (FGIC)                                          5.00  07/01/22    1,077,560
  2,000      Personal Income Tax Education Ser 2003 A                                   5.375  03/15/20    2,221,960
  -----                                                                                                  -----------
  5,000                                                                                                    5,423,740
  -----                                                                                                  -----------

           Electric Revenue  (10.6%)

           Long Island Power Authority,
  3,000      Ser 2003 B                                                                  5.25  06/01/14    3,343,470
  1,000      Ser 1998 A (FSA)                                                           5.125  12/01/22    1,074,690
  1,705      Ser 2004 A (Ambac)                                                          5.00  09/01/34    1,784,913
  1,000    Puerto Rico Electric Power Authority, Power Ser DD (FSA)                      4.50  07/01/19    1,037,670
  -----                                                                                                  -----------
  6,705                                                                                                    7,240,743
  -----                                                                                                  -----------

           Hospital Revenue  (29.9%)

  2,000    New York City Health & Hospitals Corporation, 2003 Ser B (Ambac) ++           5.25  02/15/21    2,194,580
           New York State Dormitory Authority,
  2,500      Catholic Health  Long Island - St. Francis Hospital Ser 2004                5.10  07/01/34    2,532,925
  3,000      Hospital - FHA Insured Mtge 2004 Ser A (FSA)                                5.25  08/15/19    3,338,940
  4,000      Memorial Sloan-Kettering Cancer Center 2003 Ser I                           5.00  07/01/34    4,151,480
  2,000      Montefiore Hospital  - FHA Insured Mtge Ser A                               5.00  08/01/29    2,103,680
  1,595      Rochester General Hospital - FHA Insured Mtge Ser 1993                      5.70  08/01/33    1,614,427
  1,000      Winthrop South Nassau University Health Ser 2003 B                          5.50  07/01/23    1,064,340
           New York State Medical Care Facilities Finance Agency,
  1,290      Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B                       5.50  02/15/22    1,324,740
  2,000      St Luke's - Roosevelt Hospital - FHA Insured Mtge Ser A                    5.625  08/15/18    2,047,900
  -----                                                                                                  -----------
 19,385                                                                                                   20,373,012
  -----                                                                                                  -----------

           Industrial Development/Pollution Control Revenue  (2.7%)

  1,500    New York State Energy Research & Development Authority,                   10.677##  04/01/20    1,853,820
  -----      Brooklyn Union Gas Co 1991 Ser D (AMT) (MBIA)                                               -----------

           Mortgage Revenue - Multi-Family  (3.9%)

  2,535    New York State Housing Finance Agency, 1996 Ser A Refg (FSA)                  6.10  11/01/15    2,662,561
  -----                                                                                                  -----------

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
           Mortgage Revenue - Single Family  (2.4%)

  1,500    New York State Mortgage Agency, 27th Ser (AMT)                               5.875  04/01/30    1,601,445
  -----                                                                                                  -----------

           Nursing & Health Related Facilities Revenue  (1.6%)

  1,000    New York State Dormitory Authority, Dept of Health Ser 2004                   5.00  07/01/23    1,064,460
  -----                                                                                                  -----------

           Public Facilities Revenue  (10.8%)

  1,000    New York City Cultural Resource Trust, Wildlife Conservation Society          5.00  02/01/34    1,046,840
             Ser 2004 (FGIC)
           New York State Dormitory Authority,
  3,000      New York City Court Ser 2003 A                                             5.375  05/15/21    3,258,630
  1,795      New York School Districts 2003 Ser A                                        5.25  07/01/20    1,973,243
  1,000      New York School Districts 2002 Ser D (MBIA)                                 5.00  10/01/30    1,042,260
  -----                                                                                                  -----------
  6,795                                                                                                    7,320,973
  -----                                                                                                  -----------

           Transportation Facilities Revenue  (22.8%)

  1,000    Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995 (MBIA)      5.75  01/01/25    1,012,370
           Metropolitan Transportation Authority,
  2,000      Dedicated Tax Fund Refg Ser 2002 A (FSA)                                    5.25  11/15/24    2,206,160
  4,000      Transportation Ser 2003 A (FSA)                                             5.00  11/15/25    4,274,160
           New York State Thruway Authority,
  1,000      Local Hwy & Bridge Ser 2000 A (FSA)                                         5.75  04/01/17    1,131,800
  2,500      Personal Income Tax Transportation Ser 2003 A (MBIA)                        5.00  03/15/21    2,702,425
  1,500    Port Authority of New York & New Jersey, Cons 135th Ser (XLCA)**              5.00  09/15/29    1,584,570
  1,500    Triborough Bridge & Tunnel Authority, Ser 2003 A (Ambac)                      5.00  11/15/28    1,577,760
  1,000    Puerto Rico Highway & Transportation Authority, Ser 1998 A                    4.75  07/01/38    1,020,890
  -----                                                                                                  -----------
 14,500                                                                                                   15,510,135
 ------                                                                                                  -----------

           Water & Sewer Revenue  (15.7%)

           Nassau County Sewer & Storm Water Finance Authority,
    500      2004 Ser B (MBIA)                                                           5.00  10/01/22      540,775
    500      2004 Ser B (MBIA)                                                           5.00  10/01/23      538,280
           New York City Municipal Water Finance Authority,
  2,000    2003 Ser A                                                                   5.375  06/15/18    2,230,720
  5,000    2004 Ser B (Ambac)                                                            5.00  06/15/28    5,280,950
  1,940    New York State Environmental Facilities Corporation, Clean Water              5.00  12/15/22    2,103,038
  -----      Ser 2003 B                                                                                  -----------

  9,940                                                                                                   10,693,763
  -----                                                                                                  -----------

           Other Revenue  (13.6%)

  2,000    Battery Park City Authority, Ser 2003A                                        5.00  11/01/24    2,143,720
           New York City Transitional Finance Authority,
  1,000      2004 Ser C                                                                  5.00  02/01/21    1,084,000
  1,000      Refg 2003 Ser D (MBIA)                                                      5.25  02/01/21    1,104,450
  2,000      Refg 2003 Ser A                                                             5.50# 11/01/26    2,245,320
  1,500    Sales Tax Asset Receivable Corporation, 2005 Ser A (Ambac)                    5.00  10/15/29    1,584,330
  1,000    Tobacco Settlement Financing Corporation, State Contingency                   5.50  06/01/21    1,106,470
  -----      Ser 2003 B-1C                                                                               -----------

  8,500                                                                                                    9,268,290
  -----                                                                                                  -----------

           Refunded  (6.6%)

  2,000    New York State Dormitory Authority, State University Ser 2002                5.375  07/01/20+   2,275,920
  2,000    Triborough Bridge & Tunnel Authority, Ser 1993 B (ETM)                        5.00  01/01/20    2,231,820
  -----                                                                                                  -----------
  4,000                                                                                                    4,507,740
  -----                                                                                                  -----------

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
 83,860    TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (Cost $85,581,689)                                   90,235,482
 ------                                                                                                  -----------

           NEW YORK SHORT -TERM TAX-EXEMPT MUNICIPAL OBLIGATION (1.0%)
    700    New York City Municipal  Water Finance  Authority, 2000 Ser C                1.83*  06/15/33      700,000
    ---      (Demand 02/01/05) (Cost $700,000)                                                           -----------

$84,560    TOTAL INVESTMENTS (Cost $86,281,689) (a) (b)                                 133.6%            90,935,482
=======
           OTHER ASSETS IN EXCESS OF LIABILITIES                                          1.7              1,161,290
           PREFERRED SHARES OF BENEFICIAL INTEREST                                      (35.3)           (24,029,323)
                                                                                        -----            -----------
           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                 100.0%           $68,067,449
                                                                                        =====            ===========

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----------

 Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

  AMT    Alternative Minimum Tax.

  ETM    Escrowed to maturity.

   +     Prerefunded to call date shown.

   ++ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $87,750 .

   *     Current coupon of variable rate demand obligation.

   **    Joint exemption in New York and New Jersey.

   #     Step up security; will convert to 14% on November 1, 2011.

   ## Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $1,853,820 which represents 2.7 % of net assets applicable to common shareholders.

  (a) Securities have been designated as collateral in an amount equal to $14,678,930 in connection with open futures contracts and securities purchased on a when issued basis.

  (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,660,672 and the aggregate gross unrealized depreciation is $6,879, resulting in net unrealized appreciation of $4,653,793.

Bond Insurance:
---------------
Ambac    Ambac Assurance Corporation.
 FGIC    Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
 MBIA    Municipal Bond Investors Assurance Corporation.
 XLCA    XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2005:

                                            DESCRIPTION,                   UNDERLYING
NUMBER OF                                  DELIVERY MONTH                  FACE AMOUNT        UNREALIZED
CONTRACTS         LONG/SHORT                  AND YEAR                      AT VALUE         DEPRECIATION
---------         ----------                  --------                      --------         ------------
   90               Short           U.S. Treasury Notes 5 Year            $(9,832,500)       $ (46,654)
                                             March 2005
   45               Short           U.S. Treasury Notes 10 Year            (5,051,953)         (71,491)
                                                                                             ---------
                                             March 2005
                                 Total unrealized depreciation .........                     $(118,145)
                                                                                             =========

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ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005



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